Subsequent events (Details) $ in Millions				1 Months Ended
	Feb. 24, 2026 USD ($) SFr / shares	Feb. 24, 2026 USD ($)	Aug. 04, 2025 USD ($)	May 31, 2025 SFr / shares	May 31, 2025 USD ($)	May 31, 2024 SFr / shares	Aug. 20, 2025 USD ($) tranche
Disclosure of non-adjusting events after reporting period [line items]
Cancellation of consideration paid (received)			$ 1,800
Dividends declared (in CHF per share) | SFr / shares						SFr 0.24
Bridge Loan Facility 2025
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity							$ 1,900
Number of tranches | tranche							2
Bridge Loan Facility A 2025
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity							$ 1,400
Bridge Loan Facility B 2025
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity							$ 500
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CHF per share) | SFr / shares	SFr 0.28			SFr 0.28
Dividends declared, amount		$ 182			$ 166
Announcement of operational improvements
Disclosure of non-adjusting events after reporting period [line items]
Estimates the cost of initiatives	SFr 150	$ 150